Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of personnel expenses by function:
Personnel expenses	€ 2,052,687	€ 2,086,180	€ 2,000,102
Details by nature:
Wages and salaries	1,668,348	1,698,415	1,621,294
Contributions to pension plans	42,644	42,843	41,156
Other social charges	33,994	30,868	33,678
Social security	307,701	314,054	303,974
Total personnel expenses	2,052,687	€ 2,086,180	2,000,102
Restructuring and Related Cost, Number of Position Eliminated		8.00%
Severance expense	14,232	€ 75,348
Cost of sales
Details of personnel expenses by function:
Personnel expenses	1,373,499	1,384,426	1,367,923
Details by nature:
Total personnel expenses	1,373,499	1,384,426	1,367,923
Research and development
Details of personnel expenses by function:
Personnel expenses	181,270	172,970	159,766
Details by nature:
Total personnel expenses	181,270	172,970	159,766
Selling, general and administration expenses
Details of personnel expenses by function:
Personnel expenses	497,918	528,784	472,413
Details by nature:
Total personnel expenses	€ 497,918	€ 528,784	€ 472,413